Reconciliation of The Bank of New York Mellon Corporation 401(k) Savings Plan Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits	$ 11,022,497,843	$ 9,931,854,572	$ 8,981,468,677
Benefit claims payable	(3,680,152)	(3,178,527)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,142,244)	(22,689,548)
Net assets available for plan benefits per the Master Trust’s Form 5500	$ 11,006,675,447	$ 9,905,986,497